Borrowings - Additional Information (Details) $ in Millions			1 Months Ended	12 Months Ended
	Nov. 20, 2018 USD ($)	Aug. 09, 2018 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 5,562	$ 4,412
Loss on modification or early retirement of debt				81	0	$ 1
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of long-term borrowings				5,520
Borrowings		$ 5,500
Date of first required payment, borrowings		Feb. 08, 2019
2023 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,800
Borrowings, interest rate		4.60%
Borrowings, maturity		August 8, 2023
2025 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,800
Borrowings, interest rate		5.125%
Borrowings, maturity		August 8, 2025
2028 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,900
Borrowings, interest rate		5.40%
Borrowings, maturity		August 8, 2028
2018 SCL Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	July 31, 2023
Maximum borrowing capacity	$ 2,000
Maximum leverage ratio	4.00
Minimum interest coverage ratio	2.50
2018 SCL Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Unused capacity, commitment fee percentage	0.60%
Available borrowing capacity				$ 2,000
2018 SCL General Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	0.02
2018 SCL Swing-Line Loan Sub-Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	0.01
2016 VML Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of long-term borrowings					$ 4,300
Unused capacity, commitment fee percentage			0.50%
Weighted average interest rate				3.10%	2.60%	2.10%
Loss on modification or early retirement of debt	$ 9	$ 72
2016 VML Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 4,120
2016 VML Non-Extended Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			269
2016 VML Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,000